Discontinued Operation (Details) - Schedule of Major Classes of Assets and Liabilities from the Discontinued Operation	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash			¥ 491,106
Accounts receivable, net			426,960
Prepayments and other current assets			5,691,638
Total current assets			6,609,704
Non-current assets:
Property and equipment, net			20,548
Deferred tax assets			2,349,291
Total non-current assets			2,369,839
Total assets			8,979,543
Current liabilities
Short-term borrowings			6,500,000
Deferred revenue, current			68,197
Salary and welfare payable			218,031
Tax payable			64,715
Accrued liabilities and other current liabilities			3,486,938
Long-term loans and borrowings, current			1,425,000
Total current liabilities			11,762,881
Non-current liabilities
Long-term loans and borrowings, non-current			356,250
Total non-current liabilities			356,250
Total liabilities			¥ 12,119,131